Computer Software - Schedule of Computer Software (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Computer Software, net	$ 30,000
Less: accumulated amortization	(1,500)
Computer Software, net	28,500
Computer Software and Applications [Member]
Computer Software, net	$ 30,000